Changes in level 3 assets measured at fair value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	$ 705,482	$ 663,880
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	2,848	3,448
Defined Benefit Plan, Actual Return on Plan Assets Still Held	(286)	(446)
Defined Benefit Plan, Purchases, Sales, and Settlements	0	(154)
Fair value of plan assets at end of year	2,562	2,848
Private Equity Investment [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	922	1,428
Private Equity Investment [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	$ 922	$ 1,428